Mining royalties (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 18,552	$ 19,946	$ 18,839
Sindicato Minero de Orcopampa S.A., note 30(b)
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	15,425	15,831	12,832
Royalties paid to the Peruvian State
Disclosure Of Mining Royalties [Line Items]
Royalty Expense	$ 3,127	$ 4,115	$ 6,007